Working Capital Loans (Details Narrative) - USD ($)	Jun. 24, 2015	Apr. 13, 2015	Sep. 30, 2014	Sep. 30, 2014	Jul. 28, 2014	Jul. 13, 2014	May. 01, 2014	Apr. 22, 2014	Apr. 02, 2014	Mar. 27, 2014	Feb. 26, 2014
Dr. L. Prasad [Member]
Proceeds from secured debt		$ 200,000				$ 100,000		$ 30,000	$ 25,000	$ 25,000	$ 85,000
Repayment of secured debt	$ 230,000		$ 115,000				$ 139,500
Debt instruments principal amount	200,000		100,000	$ 100,000			115,000				$ 245,000
Interest expenses	30,000		15,000				$ 24,500
Domenic Tacca [Member]
Proceeds from secured debt		100,000			$ 100,000
Repayment of secured debt	115,000			115,000
Debt instruments principal amount	100,000		$ 100,000	100,000
Interest expenses	15,000			$ 15,000
CT Super [Member]
Proceeds from secured debt		$ 100,000
Repayment of secured debt	115,000
Debt instruments principal amount	100,000
Interest expenses	$ 15,000